Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 032	12 Months Ended
	Dec. 31, 2025 USD ($) yr Rate shares	Dec. 31, 2024 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Name	Olin Corporation Retirement Savings Plan
Entity Tax Identification Number	13-1872319
EBP, Plan Number	032
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,489,888,745
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 18,837,344
Loan Maturity Date | yr	2,042
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	3.25%
Investment, Identifier [Axis]: Charles Schwab & Co., Inc.: Self-directed Brokerage Investment
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,420,336
Investment, Identifier [Axis]: Collective Trusts: Galliard Managed Income Fund D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,550,989
EBP, Investment, Number of Shares | shares	2,815,244
Investment, Identifier [Axis]: Collective Trusts: JPMCB Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,604,152
EBP, Investment, Number of Shares | shares	2,971,116
Investment, Identifier [Axis]: Collective Trusts: Northern Trust All Country World ex-US Investable Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 52,662,967
EBP, Investment, Number of Shares | shares	264,784
Investment, Identifier [Axis]: Collective Trusts: Northern Trust Extended Equity Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,147,027
EBP, Investment, Number of Shares | shares	81,898
Investment, Identifier [Axis]: Collective Trusts: Northern Trust S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 260,535,622
EBP, Investment, Number of Shares | shares	819,939
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2010 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,992,855
EBP, Investment, Number of Shares | shares	1,122,408
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2015 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,701,209
EBP, Investment, Number of Shares | shares	427,989
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 39,250,402
EBP, Investment, Number of Shares | shares	1,314,921
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 75,379,335
EBP, Investment, Number of Shares | shares	2,300,957
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 119,740,898
EBP, Investment, Number of Shares | shares	3,309,588
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 124,477,146
EBP, Investment, Number of Shares | shares	3,137,024
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 101,965,561
EBP, Investment, Number of Shares | shares	2,394,682
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 89,304,800
EBP, Investment, Number of Shares | shares	2,015,000
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,617,215
EBP, Investment, Number of Shares | shares	1,783,540
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 96,859,899
EBP, Investment, Number of Shares | shares	2,167,828
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,462,146
EBP, Investment, Number of Shares | shares	155,584
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 864,541
EBP, Investment, Number of Shares | shares	48,137
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 565,192
EBP, Investment, Number of Shares | shares	51,569
Investment, Identifier [Axis]: Mutual Funds: Artisan International Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,111,739
EBP, Investment, Number of Shares | shares	708,660
Investment, Identifier [Axis]: Mutual Funds: Baird Aggregate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 47,531,821
EBP, Investment, Number of Shares | shares	4,781,873
Investment, Identifier [Axis]: Mutual Funds: Capital Group American New Perspective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,113,455
EBP, Investment, Number of Shares | shares	397,813
Investment, Identifier [Axis]: Mutual Funds: Eaton Vance Atlanta Capital Small/Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,485,848
EBP, Investment, Number of Shares | shares	1,139,336
Investment, Identifier [Axis]: Mutual Funds: PIMCO All Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,641,669
EBP, Investment, Number of Shares | shares	844,279
Investment, Identifier [Axis]: Olin Common Stock Fund and Self-directed Brokerage Investment: Olin Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,282,469	$ 43,277,459
Investment, Identifier [Axis]: Olin Common Stock Fund: Olin Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	26,901,921	42,871,537
Investment, Identifier [Axis]: Olin Common Stock Fund: Olin Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,901,921
EBP, Investment, Number of Shares | shares	1,291,304
Investment, Identifier [Axis]: Self-directed Brokerage Investment: Olin Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	18,269
Investment, Identifier [Axis]: Self-directed Brokerage Investment: Olin Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 380,548	$ 405,922